Components of Rental Income (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash rental income	$ 108,266,971	$ 89,735,803	$ 77,339,853
Straight-line rental income (loss)	7,656,484	(90,081)	3,076,054
Rental income from intangible amortization	1,486,167	1,365,836	3,681,109
Total rental income	117,409,622	91,011,558	84,097,016
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Cash rental income	108,266,971	89,735,803	77,339,853
Straight-line rental income (loss)	7,656,484	(90,081)	3,076,054
Rental income from intangible amortization	1,486,167	1,365,836	3,681,109
Total rental income	$ 117,409,622	$ 91,011,558	$ 84,097,016